Regulatory Matters	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Schedule Of Regulatory Assets and Liabilities [Line Items]
Schedule of Regulatory Assets and Liabilities [Text Block]
Regulatory Matters

Regulatory assets represent costs that are expected to be recovered in future regulated rates. MidAmerican Energy's regulatory assets reflected on the Balance Sheets consist of the following as of December 31 (in millions):

	Average
	Remaining Life	2015	2014

Deferred income taxes, net(1)	25 years	$858	$730
Asset retirement obligations(2)	6 years	94	62
Employee benefit plans(3)	11 years	39	42
Unrealized loss on regulated derivative contracts	1 year	20	38
Other	Various	33	36
Total		$1,044	$908

(1)
Amounts primarily represent income tax benefits related to state accelerated tax depreciation and certain property-related basis differences that were previously flowed through to customers and will be included in regulated rates when the temporary differences reverse.

(2)	Amount predominantly relates to asset retirement obligations for fossil-fueled and wind-powered generating facilities. Refer to Note 12 for a discussion of asset retirement obligations.

(3)	Represents amounts not yet recognized as a component of net periodic benefit cost that are expected to be included in regulated rates when recognized.

MidAmerican Energy had regulatory assets not earning a return on investment of $1.0 billion and$904 million as of December 31, 2015 and 2014, respectively.

Regulatory liabilities represent income to be recognized or amounts to be returned to customers in future periods. MidAmerican Energy's regulatory liabilities reflected on the Balance Sheets consist of the following as of December 31 (in millions):

	Average
	Remaining Life	2015	2014

Cost of removal accrual(1)	25 years	$653	$642
Asset retirement obligations(2)	22 years	140	159
Other	Various	38	36
Total		$831	$837

(1)
Amounts represent estimated costs, as accrued through depreciation rates and exclusive of ARO liabilities, of removing utility plant in accordance with accepted regulatory practices. Amounts are deducted from rate base or otherwise accrue a carrying cost.

(2)	Amount predominantly represents the excess of nuclear decommission trust assets over the related asset retirement obligation. Refer to Note 12 for a discussion of asset retirement obligations.